Receivable from Related Party and Other Non-current Financial Assets - Summary of Receivable from Related Party and Other Non-current Financial Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Receivable from related party	$ 511,284	$ 1,620,073
Receivable from related party	511,284	1,620,073
Receivable from related party and other non-current financial assets:
Receivable from related party	0	266,211
Marketable securities	3,909	5,566
Other	7,069	7,242
Receivable from related party and other financial assets	$ 10,978	$ 279,019